Fees Summary	May 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 218,010,240.00
Total Fee Amount	30,107.21
Total Offset Amount	0.00
Net Fee	$ 30,107.21
Offering Table N/A
Offset Table N/A	N/A